CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional Disclosure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Property and equipment, financed with trade payables	$ 4,316	$ 1,264	$ 478
Payment for property and equipment	1,264	478	26
Advanced paid for property and equipment	3,301	2,861	2,198
Intangibles assets financed with trade payables	217	344	7
Payments related to intangible assets	$ 344	$ 7	$ 439